Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transaction [Line Items]
Schedule of Amount Due from Related Parties

As of December 31, 2024 and 2023, the balances of amount due from related parties were as follows:

		As of December 31,
		2024	2023
Due from related parties
Bally		$5,172	$5,172
Mr. Shousheng Guo	(2)	-	100,000
Suzhou Investment		-	39,437
Mr. Wenwu Zhang	(1)	321,949	330,991
Ms. Chao Liu	(2)	-	141,024
Shenzhen Zhuhai	(4)	150,699	-
Zhihai Yuncheng	(3)	63,588	-
Others		700	700
Total		$542,108	$617,324

(1)	The balance as of December 31, 2024 and 2023 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.

(2)	The staff advance balances as of December 31, 2023 had been repaid for the year ended December 31, 2024.

(3)	The balance as of December 31, 2024 represented the prepaid service fee.

(4)	The balance from Shenzhen Zhuhai as of December 31, 2024 had been repaid on May 15, 2025.

Schedule of Amounts Due to Related Parties

As of December 31, 2024 and 2023, the balances of amounts due to related parties were as follows:

		As of December 31,
		2024	2023
Due to related parties
Mr. Haiping Hu		$-	$903,789
Mr. Chenming Qi		-	5,476
Ms. Jing Ji		19,009	19,543
Shanghai Huiyang	(1)	235,001	800,785
Haicheng Shenhe		1,029	451,871
Huatai Zhonghe		-	98,593
Zhuhai Investment	(2)	3,442,663	2,183,911
Zhongna Times		493,198	-
Others		5,905	197
Total		$4,196,805	$4,464,165

(1)	The balance as of December 31, 2024 mainly represented the loans from Shanghai Huiyang, with the annual interest rate of 4% due on December 31, 2025.

(2)	The balance as of December 31, 2024 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and due on December 31, 2025.

Schedule of Deferred Revenue of Related Parties

As of December 31, 2024 and 2023, the balances of deferred revenue of related parties were as follows:

		As of December 31,
		2024	2023
Deferred revenue of related parties
Shanghai Huiyang	(1)	$-	$340,850
Total		$-	$340,850

(1)	The balance as of December 31, 2023 represented the advance from the related party for tailored services.